UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22967

Nuveen Minnesota Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Minnesota Quality Municipal Income Fund (NMS)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 163.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 163.1% (100.0% of Total Investments)

	Consumer Staples – 0.9% (0.6% of Total Investments)
$ 700	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company	6/20 at 100.00	BBB+	$ 756,259
	Project, Series 2010, 5.650%, 6/01/27
	Education and Civic Organizations – 30.4% (18.6% of Total Investments)
390	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series	6/20 at 102.00	BBB–	407,390
	2012A, 5.000%, 6/01/43
50	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,	7/24 at 102.00	N/R	48,490
	Series 2016A, 5.000%, 7/01/36
830	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy	12/20 at 102.00	BBB–	855,581
	Building Company, Series 2012A, 5.000%, 12/01/43
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series	7/25 at 100.00	BB+	255,400
	2015A, 5.250%, 7/01/40
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/18 at 102.00	BB+	1,027,260
	Schools Academy, Series 2010A, 5.600%, 11/01/30
570	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 102.00	BB+	609,860
	Academy, Series 2014A, 5.750%, 8/01/44
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing	7/26 at 100.00	N/R	86,564
	Arts Project, Series 2016A, 5.000%, 7/01/47
2,200	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A,	7/24 at 100.00	BB+	2,173,996
	5.000%, 7/01/44
1,575	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project,	7/26 at 100.00	N/R	1,459,222
	Series 2016A, 5.000%, 7/01/46
1,425	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project,	7/23 at 100.00	BB	1,502,306
	Series 2013A, 6.000%, 7/01/43
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding
	Series 2007-6-R:
500	5.500%, 5/01/24	5/17 at 100.00	N/R	501,660
1,000	5.500%, 5/01/27	5/17 at 100.00	N/R	1,002,840
200	5.500%, 5/01/37	5/17 at 100.00	N/R	200,128
305	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict,	3/26 at 100.00	Baa1	305,458
	Series 2016-8K, 4.000%, 3/01/43
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series	5/21 at 100.00	Aa3	589,872
	2012-7S, 3.250%, 5/01/36
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series	10/26 at 100.00	A1	519,795
	2016-8-N, 4.000%, 10/01/35
2,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	10/19 at 100.00	A2	2,156,820
	Series 2009-7A, 5.000%, 10/01/39
705	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project,	9/24 at 100.00	BB+	710,259
	Series 2014A, 5.000%, 9/01/44
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series	12/21 at 100.00	BBB–	476,154
	2004A, 5.500%, 12/01/33
310	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary’s School	No Opt. Call	BB	326,675
	Project, Series 2015, 5.000%, 8/01/22
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	9/20 at 101.00	BB+	500,470
	Hmong Education Reform Company, Series 2012A, 5.250%, 9/01/32
1,100	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	9/21 at 100.00	BBB–	1,212,233
	Nova Classical Academy, Series 2011A, 6.375%, 9/01/31
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,
	Twin Cities Academy Project, Series 2015A:
360	5.300%, 7/01/45	7/25 at 100.00	BB	362,920
510	5.375%, 7/01/50	7/25 at 100.00	BB	515,253
1,680	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	7/23 at 100.00	BB+	1,704,494
	Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue	10/17 at 100.00	A3	511,295
	Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24
390	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul	3/23 at 100.00	BBB–	391,115
	Conservatory for Performing Artists Charter School Project, Series 2013A, 4.625%, 3/01/43
1,000	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A,	10/26 at 100.00	N/R	906,750
	5.000%, 10/01/41
800	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	12/22 at 100.00	BBB–	825,064
	Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33
500	University of Minnesota, General Obligation Bonds, Series 2014B, 4.000%, 1/01/34	1/24 at 100.00	Aa1	528,165
2,000	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	2,272,900
24,300	Total Education and Civic Organizations			24,946,389
	Health Care – 24.4% (15.0% of Total Investments)
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,002,050
	Refunding Series 2007, 5.000%, 6/01/29
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services
	Project, Series 2013:
400	4.000%, 4/01/27	4/22 at 100.00	BBB	414,016
230	4.000%, 4/01/31	4/22 at 100.00	BBB	237,047
	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital
	Corporation, Series 2007:
20	5.000%, 5/01/20	5/17 at 100.00	Baa1	20,140
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,005,830
500	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health	9/25 at 100.00	Baa1	503,590
	Care, Series 2015, 4.000%, 9/01/35
300	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	323,856
	2008B, 6.500%, 11/15/38 – AGC Insured
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2015A:
265	4.000%, 11/15/40	11/25 at 100.00	A+	268,299
1,000	5.000%, 11/15/44	11/25 at 100.00	A+	1,103,080
3,750	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds,	2/18 at 100.00	AA	3,830,400
	Essentia Health Obligated Group, Series 2008E, 5.000%, 2/15/37 – AGC Insured
710	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding	12/20 at 100.00	N/R	701,665
	Series 2013A, 4.400%, 12/01/33
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C:
240	4.500%, 12/01/25	12/20 at 100.00	N/R	246,137
190	4.750%, 12/01/27	12/20 at 100.00	N/R	195,673
160	5.000%, 12/01/28	12/20 at 100.00	N/R	164,813
310	5.400%, 12/01/33	12/20 at 100.00	N/R	321,042
30	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series	5/20 at 100.00	A1	32,535
	2010A, 5.125%, 5/01/30
500	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A,	5/26 at 100.00	A1	514,305
	4.000%, 5/01/37
3,920	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	7/25 at 100.00	A	3,983,857
	HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35
1,625	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina	11/19 at 100.00	AA–	1,788,150
	Health System, Series 2009A-1, 5.250%, 11/15/29
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	4/17 at 100.00	N/R	1,000,260
	Project, Series 2007-1, 5.000%, 8/01/36
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical
	Center, Refunding Series 2014:
765	4.000%, 9/01/31	9/24 at 100.00	A	798,285
630	5.000%, 9/01/34	9/24 at 100.00	A	692,792
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
225	5.000%, 11/15/23	No Opt. Call	BBB–	259,695
580	5.000%, 11/15/44	11/25 at 100.00	BBB–	616,140
19,350	Total Health Care			20,023,657
	Housing/Multifamily – 4.9% (3.0% of Total Investments)
1,700	Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace Apartments Project,	6/20 at 100.00	Aaa	1,785,918
	Series 2010, 4.500%, 6/01/26
	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2011:
355	5.050%, 8/01/31	8/21 at 100.00	AA+	379,559
1,700	5.450%, 8/01/41	8/21 at 100.00	AA+	1,812,489
3,755	Total Housing/Multifamily			3,977,966
	Housing/Single Family – 1.8% (1.1% of Total Investments)
119	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds,	3/17 at 100.00	AA+	121,540
	City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)
185	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities	7/21 at 100.00	Aaa	196,453
	Program, Series 2011D, 4.700%, 1/01/31
170	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2008B,	1/18 at 100.00	AA+	175,119
	5.650%, 7/01/33 (Alternative Minimum Tax)
555	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2009E,	7/19 at 100.00	AA+	577,694
	5.100%, 1/01/40
75	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C,	1/23 at 100.00	AA+	74,338
	3.900%, 7/01/43
65	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C,	7/24 at 100.00	AA+	65,501
	3.500%, 1/01/32
225	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F,	7/25 at 100.00	AA+	227,869
	3.300%, 7/01/29
1,394	Total Housing/Single Family			1,438,514
	Industrials – 2.6% (1.6% of Total Investments)
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund
	Series 2013-1:
1,400	4.500%, 6/01/33	6/21 at 100.00	A+	1,461,642
600	4.750%, 6/01/39	6/21 at 100.00	A+	631,590
2,000	Total Industrials			2,093,232
	Long-Term Care – 16.4% (10.0% of Total Investments)
805	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc.	11/24 at 100.00	N/R	801,353
	Project, Series 2014, 5.125%, 11/01/49
380	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation	11/24 at 100.00	A3	380,980
	Project, Series 2014, 4.000%, 11/01/39
500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project,	11/19 at 100.00	A3	520,135
	Series 2011, 5.000%, 11/01/41
875	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding	3/20 at 100.00	N/R	883,225
	Series 2013, 5.200%, 3/01/43
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding
	Series 2015:
175	5.250%, 1/01/40	1/23 at 100.00	N/R	174,295
850	5.250%, 1/01/46	1/23 at 100.00	N/R	828,980
400	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project,	4/17 at 100.00	N/R	400,156
	Series 2006A, 5.000%, 12/01/31
500	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker	8/22 at 100.00	N/R	468,110
	Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/51
1,350	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series	11/22 at 100.00	N/R	1,363,028
	2012, 4.750%, 11/15/28
750	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City	5/23 at 100.00	N/R	747,735
	Project, Series 2015, 5.250%, 11/01/45
1,000	Moorhead Economic Development Authority, Minnesota, Multifamily Revenue Bonds, Eventide Senior	4/17 at 100.00	N/R	1,000,510
	Housing, Series 2006A, 5.150%, 6/01/29
1,300	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home	12/17 at 100.00	N/R	1,214,460
	Project, Series 2016B, 2.000%, 6/01/49
500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care	5/23 at 100.00	N/R	495,095
	Revenue Bonds, Episcopal Homes Project, Series 2013, 5.125%, 5/01/48
1,210	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds,	10/17 at 100.00	N/R	1,210,748
	Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33
900	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard	10/17 at 100.00	N/R	902,592
	Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care	11/20 at 100.00	N/R	100,012
	Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42
585	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd	1/23 at 100.00	N/R	580,098
	Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39
330	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series	5/19 at 102.00	N/R	348,371
	2012A, 6.000%, 5/01/47
1,000	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC	9/19 at 100.00	N/R	1,035,640
	Project, Series 2011A, 7.000%, 9/01/46
13,510	Total Long-Term Care			13,455,523
	Materials – 2.6% (1.6% of Total Investments)
2,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	2,154,318
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 21.4% (13.1% of Total Investments)
1,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation	2/27 at 100.00	AA+	1,048,140
	Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40 (WI/DD, Settling 3/23/17)
300	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds,	2/25 at 67.23	AA+	153,036
	School Building Series 2015A, 0.000%, 2/01/35
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General	2/25 at 100.00	Aa2	1,028,040
	Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36
1,000	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School	2/26 at 100.00	Aa2	928,880
	Building Series 2016A, 3.000%, 2/01/35
300	East Central Independent School District 2580, Pine County, Minnesota, General Obligation	2/26 at 100.00	Aa2	271,716
	Bonds, Refunding Series 2016A, 3.000%, 2/01/37
1,085	Ely Housing and Redevelopment Authority, Minnesota, Governmental Housing Revenue Bonds, Saint	11/24 at 100.00	AA+	938,905
	Louis County General Obligation, Refunding Series 2016A, 3.000%, 11/01/41
700	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation	2/26 at 100.00	AA+	653,912
	Bonds, School Building Series 2016A, 3.125%, 2/01/39
620	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds,	2/26 at 100.00	Aa2	742,462
	Alternative Facility, Series 2016B, 5.000%, 2/01/27
	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School
	Building Series 2015A:
940	0.000%, 2/01/37	2/24 at 56.07	Aa2	392,046
1,075	0.000%, 2/01/38	2/24 at 53.49	Aa2	427,657
1,500	Independent School District 2310(Sibley East), Minnesota, General Obligation School Building	2/25 at 100.00	Aa2	1,535,820
	Bonds, Series 2015A, 4.000%, 2/01/40
500	Little Falls Independent School District 482, Minnesota, General Obligation Bonds, Series	8/26 at 100.00	Aa2	414,645
	2016A, 2.625%, 2/01/37
1,500	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building	2/24 at 100.00	AA+	1,612,575
	Series 2014A, 4.000%, 2/01/30
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund	6/17 at 100.00	A+	1,007,020
	Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)
1,000	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds,	2/26 at 100.00	Aa2	918,930
	Refunding School Building Series 2016A, 3.000%, 2/01/36
350	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation	2/25 at 100.00	Aa2	346,094
	Bonds, Series 2015A, 3.125%, 2/01/34
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School	2/26 at 100.00	AA+	1,046,620
	Building Series 2015B, 4.000%, 2/01/45
1,000	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds,	2/25 at 62.98	Aa2	415,250
	School Building Capital Appreciation Series 2016B, 0.000%, 2/01/39
1,730	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds,	2/26 at 100.00	Aa2	1,626,546
	Refunding School Building Series 2016A, 3.000%, 2/01/35
1,970	Wayzata Independent School District 284, Hennepin County, Minnesota, General Obligation Bonds,	2/23 at 100.00	AAA	2,017,694
	School Building Series 2014A, 3.500%, 2/01/31
19,570	Total Tax Obligation/General			17,525,988
	Tax Obligation/Limited – 12.6% (7.7% of Total Investments)
1,000	Anoka-Hennepin Independent School District 11, Minnesota, Certificates of Participation,	2/23 at 100.00	A+	1,026,520
	Series 2015A, 4.000%, 2/01/41
1,600	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital	2/22 at 77.70	Aa2	1,068,912
	Appreciation Series 2012A, 0.000%, 2/01/28
125	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series	3/23 at 100.00	N/R	121,341
	2015, 4.000%, 3/01/30
500	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015,	3/24 at 100.00	N/R	517,100
	5.000%, 3/01/29
2,230	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011,	8/21 at 100.00	AA	2,474,720
	5.000%, 8/01/31
1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota,	2/25 at 100.00	A1	994,880
	Certificates of Participation, Series 2015A, 3.750%, 2/01/36
750	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota,	2/25 at 100.00	A1	759,135
	Certificates of Participation, Series 2015B, 4.000%, 2/01/42
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of
	Participation, Saint Cloud Area Public Schools, Series 2017A:
145	5.000%, 2/01/32	2/25 at 100.00	A1	164,224
500	4.000%, 2/01/38	2/25 at 100.00	A1	503,030
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,
	2700 University at Westgate Station, Series 2015B:
455	4.875%, 4/01/30	4/23 at 100.00	N/R	456,169
895	5.250%, 4/01/43	4/23 at 100.00	N/R	881,208
	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment
	Revenue Refunding Bonds, Series 2012:
450	5.000%, 9/01/26	3/20 at 102.00	N/R	464,283
130	5.000%, 3/01/29	3/20 at 102.00	N/R	133,237
800	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%, 11/01/33	11/24 at 100.00	A+	803,320
10,580	Total Tax Obligation/Limited			10,368,079
	Transportation – 3.4% (2.1% of Total Investments)
1,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/27 at 100.00	AA–	1,710,030
	Senior Lien Series 2016C, 5.000%, 1/01/46
225	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	A+	234,448
	Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)
800	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking	8/18 at 102.00	A+	853,096
	Facilities Project, Refunding Series 2010A, 5.000%, 8/01/30
2,525	Total Transportation			2,797,574
	U.S. Guaranteed – 11.7% (7.2% of Total Investments) (4)
1,600	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General	2/18 at 100.00	Aa2 (4)	1,655,088
	Obligation Bonds, Series 2008A, 4.750%, 2/01/24 (Pre-refunded 2/01/18)
2,675	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A+ (4)	2,932,897
	Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)
1,000	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010,	8/18 at 100.00	N/R (4)	1,047,490
	4.250%, 8/01/20 (Pre-refunded 8/01/18)
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	4/17 at 100.00	A2 (4)	502,150
	Series 2009-6X, 5.250%, 4/01/39 (Pre-refunded 4/01/17)
470	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series	5/20 at 100.00	Aaa	526,983
	2010A, 5.125%, 5/01/30 (Pre-refunded 5/01/20)
2,215	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	Aaa	2,455,150
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue	12/17 at 100.00	AA+ (4)	516,150
	Bonds, Jimmy Lee Recreational Center, Series 2008, 5.000%, 12/01/32 (Pre-refunded 12/01/17)
8,960	Total U.S. Guaranteed			9,635,908
	Utilities – 24.0% (14.7% of Total Investments)
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A,	10/24 at 100.00	A2	513,840
	4.000%, 10/01/33
965	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/35	10/26 at 100.00	A2	1,101,470
	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding
	Series 2008A:
300	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	310,623
1,000	5.000%, 1/01/20 – AGC Insured	1/18 at 100.00	AA	1,032,050
1,000	5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA	1,031,880
1,170	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/42	12/26 at 100.00	Aa3	1,345,266
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
8,600	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	AA–	8,356,618
1,100	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	AA–	961,609
3,070	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	2,596,238
135	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	AA–	107,199
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A:
1,000	4.000%, 1/01/40	1/24 at 100.00	Aa3	1,020,980
1,200	5.000%, 1/01/46	1/24 at 100.00	Aa3	1,328,616
20,040	Total Utilities			19,706,389
	Water and Sewer – 6.0% (3.7% of Total Investments)
	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Series 2009B:
1,800	0.000%, 10/01/21	4/19 at 89.45	AA+	1,574,370
1,800	0.000%, 10/01/22	4/19 at 85.14	AA+	1,494,378
1,800	0.000%, 10/01/23	4/19 at 80.85	AA+	1,414,188
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/26 at 100.00	A–	437,788
	Series 2016, 5.000%, 1/01/46
5,815	Total Water and Sewer			4,920,724
$ 135,149	Total Long-Term Investments (cost $129,559,480)			133,800,520
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (64.4)% (5)			(52,787,075)
	Other Assets Less Liabilities – 1.3%			1,008,174
	Net Assets Applicable to Common Shares – 100%			$ 82,021,619

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$133,800,520	$ —	$133,800,520

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $129,477,700.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$ 5,908,871
Depreciation	(1,586,051)
Net unrealized appreciation (depreciation) of investments	$ 4,322,820

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 39.5%.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Minnesota Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017